Segment Information - Net Sales by Geographic region (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statements
Net sales	$ 5,822,388	$ 5,992,054
United States
Statements
Net sales	4,526,635	4,799,132
International
Statements
Net sales	$ 1,295,753	$ 1,192,922